Condensed financial information of the parent company - Condensed statements of comprehensive income/(loss) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed statements of comprehensive income/(loss)
Share-based compensation expense	¥ (4,935,782)	$ (695,190)	¥ (24,053,760)	¥ (35,344,620)
General and administrative	(273,588,744)	(38,534,169)	(287,457,156)	(443,275,523)
Interest and investment income, net	255,332,621	35,962,848	112,816,211	129,455,869
Foreign exchange loss, net	(2,931,704)	(412,922)	250,234	(51,356)
Income from the repurchase of convertible senior notes			10,028,456	12,046,522
Share of loss in subsidiaries	3,207,384	451,751	13,998,022	(221,798,009)
Net income/(loss) before income taxes	101,474,055	14,292,322	(269,623,829)	846,409,045
Income tax expense	62,340,516	8,780,478	92,428,127	260,482,067
Net income/(loss) attributable to Qudian Inc.'s shareholders	39,133,539	5,511,844	(361,964,123)	589,074,078
Foreign currency translation adjustment	21,829,283	3,074,590	13,036,988	(7,577,408)
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	60,962,822	8,586,434	(348,927,135)	581,496,670
Parent Company | Reportable legal entity
Condensed statements of comprehensive income/(loss)
Share-based compensation expense	(4,935,782)	(695,190)	(24,053,760)	(35,344,620)
General and administrative	(19,070,062)	(2,685,962)	(26,199,820)	(9,973,856)
Interest and investment income, net	104,687,566	14,744,935	(13,148,315)	(22,506,569)
Other non-interest income	28,626,092	4,031,901	11,548,297	4,979,926
Foreign exchange loss, net	(545,948)	(76,895)	404,232	352,492
Income from the repurchase of convertible senior notes			10,028,456	12,046,522
Share of loss in subsidiaries	(244,411,613)	(34,424,656)	(121,864,519)	(292,443,982)
Contractual interests in VIEs and VIEs' subsidiaries	174,783,286	24,617,711	(198,678,694)	931,964,165
Net income/(loss) before income taxes	39,133,539	5,511,844	(361,964,123)	589,074,078
Net income/(loss) attributable to Qudian Inc.'s shareholders	39,133,539	5,511,844	(361,964,123)	589,074,078
Foreign currency translation adjustment	21,829,283	3,074,590	13,036,988	(7,577,408)
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	¥ 60,962,822	$ 8,586,434	¥ (348,927,135)	¥ 581,496,670